PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
Voya Index Solution 2025 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS: 49.2%
64,735  Health Care Select
Sector SPDR Fund
$ 9,451,957
1.0
3,179,444  Schwab U.S. TIPS
ETF
85,495,249
9.2
330,490  Vanguard Long-Term
Treasury ETF
19,039,529
2.0
6,476,206
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
314,555,154
33.7
840,112  Xtrackers USD High
Yield Corporate Bond
ETF
30,370,049
3.3
Total Exchange-Traded
Funds
(Cost $462,824,953)
458,911,938
49.2
MUTUAL FUNDS: 50.6%
Affiliated Investment Companies: 50.6%
5,791,098  Voya Short Duration
Bond Fund - Class R6
54,262,589
5.8
6,159,126  Voya U.S. Bond Index
Portfolio - Class I
55,986,456
6.0
2,343,120  Voya VACS Index
Series Emerging
Markets Portfolio
27,555,094
3.0
8,654,627  Voya VACS Index
Series I Portfolio
102,816,973
11.0
2,489,211  Voya VACS Index
Series MC Portfolio
29,770,964
3.2
14,388,198  Voya VACS Index
Series S Portfolio
200,715,360
21.6
Total Mutual Funds
(Cost $409,863,245)
471,107,436
50.6
Total Long-Term
Investments
(Cost $872,688,198)
930,019,374
99.8
Total Investments in
Securities
(Cost $872,688,198) $ 930,019,374 99.8
Assets in Excess of
Other Liabilities 1,968,188 0.2
Net Assets $ 931,987,562 100.0
(1)
Investment in affiliate.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
2
Voya Index Solution 2025 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 458,911,938 $ — $ — $ 458,911,938
Mutual Funds 471,107,436 — — 471,107,436
Total Investments, at fair value $ 930,019,374 $ — $ — $ 930,019,374
Liabilities Table
Other Financial Instruments+
Futures $ (76,551) $ — $ — $ (76,551)
Total Liabilities $ (76,551) $ — $ — $ (76,551)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Short Duration Bond Fund -
Class R6
$ 49,356,119 $ 8,405,033 $ (3,689,087) $ 190,524 $ 54,262,589 $ 607,569 $ 34,580 $ —
Voya U.S. Bond Index Portfolio -
Class I
55,830,535 29,043,537 (30,534,677) 1,647,061 55,986,456 469,229 (984,502) —
Voya VACS Index Series Emerging
Markets Portfolio
28,782,898 155,830 (2,267,309) 883,675 27,555,094 — 269,655 —
Voya VACS Index Series I Portfolio
98,853,882 10,236,555 (11,961,226) 5,687,762 102,816,973 — 1,936,367 —
Voya VACS Index Series MC
Portfolio
32,124,746 839,204 (1,745,256) (1,447,730) 29,770,964 — 456,347 —
Voya VACS Index Series S
Portfolio
241,000,868 7,969,358 (27,018,563) (21,236,303) 200,715,360 — 13,005,752 —
Voya VACS Index Series SC
Portfolio
6,614,097 12,459 (5,713,636) (912,920) — — 758,674 —
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
320,993,148 2,412,025 (12,923,000) 4,072,981 314,555,154 4,071,847 (378,950) —
$ 833,556,293 $ 59,074,001 $ (95,852,754) $ (11,114,950) $ 785,662,590 $ 5,148,645 $ 15,097,923 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At March 31, 2025, the following futures contracts were outstanding for Voya Index Solution 2025 Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
E-mini Russell 2000 Index 45 06/20/25 $ 4,560,975 $ (76,475)
$ 4,560,975 $ (76,475)
Short Contracts:
U.S. Treasury 2-Year Note (23) 06/30/25 (4,764,953) (76)
$ (4,764,953) $ (76)

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
3
Voya Index Solution 2025 Portfolio
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 65,291,821
Gross Unrealized Depreciation (7,960,644)
Net Unrealized Appreciation $ 57,331,177